Balances and Transactions with Related Parties (Details) - Schedule of key management personnel - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of key management personnel [Abstract]
Key management personnel - reported in the accompanying consolidated balance sheets in Current Liabilities - Accounts payable trade	$ 175	$ 79